Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fee and commission income [line items]
Fee and commission income	$ 36,984,075	$ 37,347,136	$ 39,950,749
Performance obligations satisfied at point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	20,369,277	19,612,373	22,876,356
Performance obligations satisfied at point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	12,113,679	12,694,972	12,188,881
Performance obligations satisfied at point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	2,284,875	2,417,088	2,402,958
Performance obligations satisfied at point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	873,649	810,199	936,862
Performance obligations satisfied at point in time [member] | Commissions related to securities value[member]
Disclosure of fee and commission income [line items]
Fee and commission income	758,342	821,854	561,296
Performance obligations satisfied at point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	165,704	277,319	327,804
Performance obligations satisfied at point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	5,917	1,749	8,164
Performance obligations satisfied over time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,092	1,272	5,846
Performance obligations satisfied over time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	367,771	645,960	546,251
Performance obligations satisfied over time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	38,860	63,245	69,782
Performance obligations satisfied over time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	4,814	1,104	21,980
Performance obligations satisfied over time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 95	$ 1	$ 4,569